Document and Entity Information	Apr. 08, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0001603454
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 08, 2021
Entity Registrant Name	Celcuity Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38207
Entity Tax Identification Number	82-2863566
Entity Address, Address Line One	16305 36th Avenue North
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55446
City Area Code	763
Local Phone Number	392-0767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true